ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS Cash flows from discontinued operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
Net cash used in operating activities related to closed mines	$ 2.1	$ 1.2
Net cash used in investing activities related to closed mines	4.1	11.4
Net cash used in financing activities related to closed mines	$ 0.0	$ 0.0